SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing and Finance Lease Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing and Finance Lease Receivables
Purchased price of the financing receivables	$ 18,000,000	$ 72,000,000
New cars
Financing and Finance Lease Receivables
Financing receivables	715,786	3,408,584
Finance lease receivables	4,084,842	25,257,622
Used cars
Financing and Finance Lease Receivables
Financing receivables	63,069	749,507
Finance lease receivables	24,415	$ 8,107,080
Adjustment | Adoption of ASC 326
Financing and Finance Lease Receivables
Allowance for financing receivables at acquisition date	$ 9,000,000